AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 20, 2004

File No. 33-70958 File No. 811-8104

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933   /X/
POST-EFFECTIVE AMENDMENT NO. 20

and

REGISTRATION STATEMENT UNDER
INVESTMENT COMPANY ACT OF 1940   /X/
AMENDMENT NO. 21

CONSTELLATION FUNDS

(Exact Name of Registrant as Specified in Charter)

1205 Westlakes Drive, Suite 280
Berwyn, Pennsylvania 19312-2414

(Address of Principal Executive Offices, Zip Code)

JOHN H. GRADY, JR., ESQUIRE
CONSTELLATION INVESTMENT MANAGEMENT COMPANY LP
1205 WESTLAKES DRIVE, SUITE 280
BERWYN, PENNSYLVANIA 19312-2414

Copies to:

MONICA L. PARRY, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP
1111 PENNSYLVANIA AVE., N.W.
WASHINGTON, D.C. 20004

Title of Securities Being Registered...Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
on January 31, 2004, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
on [date], pursuant to paragraph (a) of Rule 485
X	75 days after filing pursuant to paragraph (a)(2)

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CONSTELLATION FUNDS
(formerly Alpha Select Funds)

Prospectus

[October 1, 2004]

Constellation HLAM Large Cap Quality Growth Fund

Investment Adviser:
Constellation Investment Management Company, LP

Investment Sub-Adviser:
Hilliard Lyons Asset Management

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

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Prospectus

About This Prospectus

Constellation Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class II Shares of the Constellation HLAM Large Cap Quality Growth Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:

XX	Constellation HLAM Large Cap Quality Growth Fund
XX	Investments and Portfolio Management
XX	Purchasing, Selling and Exchanging Constellation Funds
XX	Dividends, Distributions and Taxes
XX	Financial Highlights

     To obtain more information about Constellation Funds, please refer to the back cover of the Prospectus.

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INTRODUCTION

The Fund is a mutual fund. Generally, a mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities. The Fund has its own investment objective and strategies for reaching that objective. The investment adviser (the “Adviser”) and sub-adviser (the “Sub-Adviser”) invest the Fund’s assets in a way that they believe will help the Fund achieve its objective.

Risk/Return Information Common to the Funds

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser’s and Sub-Adviser’s judgment about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Adviser does, you could lose money on your investment in the Fund. The Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. Some Funds are more exposed to a single segment or sector of the economy than others and the amount of exposure that a given Fund has to a specific segment or sector may have a large impact on its performance. The effect on the Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings across issuers, industries or sectors.

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CONSTELLATION HLAM LARGE CAP QUALITY GROWTH FUND

Fund Summary

CUSIP — [           ]
Fund Number — [           ]
Investment Objective — Long-term capital appreciation
Investment Focus — Large Capitalization U.S. common stocks
Share Price Volatility — Medium
Principal Investment Strategy — To invest in equity securities with long-term capital appreciation possibilities
Investor Profile — Investors seeking long-term total return who can withstand the share price volatility of equity investing

Principal Strategy
The Constellation HLAM Large Cap Quality Growth Fund invests primarily (at least 80% of its total assets) in common stocks of companies having a market capitalization in excess of $5 billion that the sub-adviser, Hilliard Lyons Asset Management (“HLAM”), believes to have long-term capital appreciation possibilities. HLAM emphasizes investments in common stocks of companies that it believes are priced low in relation to the underlying value of the enterprise or to its anticipated growth rate. The Fund will typically own a smaller number of stocks than other, more diversified funds.

HLAM generally considers selling a security when it reaches a target price, when it fails to perform as expected, when its growth rate slows, or when other opportunities appear more attractive.

Principal Risks

The Fund’s investment approach is intended to provide long-term capital appreciation, which carries with it the potential for price volatility associated with owning equity securities. Historically, the equity markets have moved in cycles. The value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The Fund’s investment strategy may lead it to emphasize certain sectors, such as technology, health care, business services and communications. Negative market sentiment towards, or events affecting issuers in, these sectors may adversely affect the Fund’s performance due to its emphasis on these sectors. The prices of securities issued by such companies may suffer a decline in value in response to such developments which could result in a decline in the value of the Fund’s shares. These factors contribute to price volatility, which is a principal risk of investing in the Fund. The Fund is subject to the risk that its market segment, large cap growth stocks, may underperform other equity market segments or the equity markets as a whole.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

The Fund is non-diversified, which means it may invest a greater percentage of its assets than other mutual funds in the securities of a limited number of issuers. The use of a focused investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio.

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Performance Information

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance (before taxes) of the Fund from year to year since the Fund’s inception1

1994	2.60%
1995	31.10%
1996	19.98%
1997	40.41%
1998	13.58%
1999	3.23%
2000	0.53%
2001	-8.85%
2002	-22.24%
2003	19.07%

1 The performance information shown is based on a calendar year. From the Fund’s inception on September 5, 1991 until [DATE], 2004, the Fund operated as Hilliard Lyons Growth Fund, Inc. and was advised by Hilliard Lyons Asset Management. On [DATE], 2004, Hilliard Lyons Growth Fund, Inc. was reorganized with and into the Constellation HLAM Large Cap Quality Growth Fund.

Best Quarter	Worst Quarter
19.29%	-14.10%
(12/31/98)	(06/30/02)

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This table compares the Fund’s average annual total returns for the periods ended December 31, 2003, to that of the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

	1 Year	5 Years	10 Years[1]

Constellation HLAM Growth Fund
Before taxes on distributions	13.79%	-3.54%	7.96%
After taxes on distributions	11.22%	-3.10%	6.55%
After taxes on distributions
and sale of shares	11.52%	-2.22%	6.14%
Russell 1000 Growth Index[2]	[X.XX]%	{X.XX]%	[X.XX]%

1 Returns include performance of Hilliard Lyons Growth Fund, Inc.’s Class A Shares, which are not offered by the Constellation HLAM Large Cap Quality Growth Fund.
2 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values

What is an Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class II Shares
Redemption Fee
(as a percentage of amount redeemed, if applicable)	2.00%[1]

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Class II Shares
Investment Advisory Fees	0.75%[2]
Distribution (12b-1) Fees	None
Other Expenses	2.04%[3]

Total Annual Fund Operating Expenses	2.79%
Less Fee Waivers and Expense Reimbursements	(1.54)%[4]

Net Total Operating Expenses	1.25%

1 Applies only to redemptions within 90 days of purchases. At this time, purchases of Class II Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee. In addition to any applicable redemption fee, a $10 fee may be imposed for wire transfers of redemption proceeds.
2 Beginning October 1, 2005, the advisory fee will be subject to adjustment, up or down, based on the Fund’s performance relative to the performance of the Russell 1000 Growth Index (the “Benchmark Index”). See “Investments and Portfolio Management” for additional information.
3 A shareholder servicing fee of 0.25% is included as part of “Other Expenses.” See “Distribution of Fund Shares” for additional information. “Other Expenses” are based upon the predecessor Fund’s expenses incurred during its fiscal year ended December 31, 2003.
4 CIMCO has contractually agreed to waive fees and to reimburse expenses, offset by up to [.03%] of revenue to the Fund from securities lending activities, in order to keep the Fund’s “Other Expenses” from exceeding 0.50% through October 1, 2007. See “Other Information – Contractual Fee Waiver Agreement” for additional information.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

	1 Year	3 Years
Constellation HLAM Large Cap Quality Growth Fund – Class II Shares	[$362]	[$1,107]

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INVESTMENTS AND PORTFOLIO MANAGEMENT

More Information About Fund Investments

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in our Statement of Additional Information (SAI).

The investments and strategies described throughout this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds’ objectives. The Fund will do so only if HLAM, the Fund’s sub-adviser, believes that the risk of loss in using the Fund’s normal strategies and investments outweighs the opportunity for gains.

MORE INFORMATION ABOUT RISK

Equity Risk
Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities of individual companies may fluctuate based upon performance of the company and industry as well as economic trends and developments. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund’s net asset value to fluctuate. An investment in an equity fund may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Change in Market Capitalization

The Fund specifies in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for the Fund at the time of purchase later falls outside the range, which is most likely to happen because of market growth, the Fund may continue to hold the security if, in HLAM’s judgment, the security remains otherwise consistent with the Fund’s investment goal and strategies. However, this change could affect the Fund’s flexibility in making new investments (see “Portfolio Composition Policies” below).

The Fund’s Other Investments -Defensive Investing

In addition to the investments and strategies described in this Prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this Prospectus, are described in detail in the SAI. Of course, there can be no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this Prospectus are those used under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes due to adverse economic or political conditions, or for liquidity purposes, the Fund may invest up to 100% of its total assets in fixed income securities, money market instruments and other securities that would not ordinarily be consistent with the Fund’s objectives. This defensive investing may increase the Fund’s taxable income.

Lending of Portfolio Securities

The Fund may lend its Portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, HLAM will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Portfolio Composition Policies

The Fund has adopted policies to invest, under normal circumstances, at least 80% of the value of the Fund’s “assets” in certain types of investments suggested by its name (the “80% Policy”). For purposes of this 80% Policy the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but would have to make any new investments in such a way as to comply with the 80% Policy.

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Investment Advisers
Constellation Investment Management Company, LP (CIMCO), located at 1205 Westlakes Drive, Suite 280, Berwyn, PA 19312, serves as the Adviser to the Fund. CIMCO is a professional investment management firm founded on May 19, 2000, and is the successor to Concentrated Capital Management, LP, the adviser to the Alpha Select Funds, the former name of the Trust. As the Fund’s Adviser, CIMCO makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment programs. CIMCO also ensures compliance with the Fund’s investment policies and guidelines.

On March 22, 2002, the Securities and Exchange Commission granted an exemptive order to the Fund and CIMCO that permits CIMCO to use a “manager of managers” approach in providing investment advisory services to its Funds. Pursuant to the terms of the order, CIMCO, subject to the supervision and approval of the Fund’s Board of Trustees, is permitted to hire, terminate and replace investment sub-advisers or make material changes to investment sub-advisory agreements without shareholder approval. When hiring a new sub-adviser, CIMCO would, however, furnish shareholders with information that is equivalent to what would be provided in a proxy statement requesting approval of a new sub-adviser. The order also permits CIMCO and the Fund to disclose to shareholders the aggregate sub-advisory fees paid to sub-advisers, without disclosing the precise amount paid to each sub-adviser.

CIMCO employs a multi-manager approach when one of several situations arises. For example, if CIMCO determines that it does not have the expertise in an investment style or sector that it thinks the Fund should follow, it may select a sub-adviser that can fulfill this task. Also, if CIMCO or the Fund’s sub-adviser reaches capacity on assets managed within the Fund, CIMCO may select another sub-adviser if the Fund needs to add “capacity.” Therefore, even when CIMCO does use the “manager of managers” approach, the Fund will not always rely on the approach at any time.

When and if CIMCO determines to use the multi-manager approach, it will provide detailed information about the sub-adviser to the Board and recommend the appropriate allocation of assets to each sub-adviser. The sub-adviser, in turn, will make investment decisions for the assets allocated to it and continuously review, supervise and administer the Fund’s investment programs. It is expected that the “manager of managers” approach will (i) reduce Fund expenses to the extent that a manager of managers Fund will not have to prepare and solicit proxies each time a sub-advisory agreement is entered into or modified; (ii) promote efficient hiring and termination according to the judgment of the Board and CIMCO; and (iii) relieve shareholders of the very responsibility that they are paying CIMCO to assume, that is, the selection, termination and replacement of sub-advisers.

As investment adviser to the Fund, CIMCO has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of its Fund.

For its services, CIMCO is entitled to receive base investment advisory fees at an annualized rate, based on the average daily net assets of each Fund, as follows:

Constellation HLAM Large Cap Quality Growth Fund	0.75%

The base investment advisory fee for the Fund can increase or decrease depending on the Fund’s performance relative to its Benchmark Index. The performance comparison is made for a rolling 12-month period, consisting of the current month plus the preceding 11 months. This comparison is made at the end of each month, with appropriate performance-based adjustments added to (or subtracted from) the base advisory fee. Because any adjustment to the Fund’s base advisory fee is based upon the Fund’s performance compared to the investment record of its Benchmark Index, a performance adjustment will be made not when the Fund’s performance is up or down, but when it is up or down more or less than the performance of its Benchmark Index.

These performance-based adjustments will take effect after the Fund has been in operation for more than one year. Accordingly, beginning October 1, 2005 the Constellation HLAM Growth Fund’s advisory fee may range from 0.65% to 0.85%].

For purposes of this performance adjustment mechanism, the investment performance of the Fund for any period is expressed as a percentage of the Fund’s net asset value per share at the beginning of the period. This percentage is equal to the sum of: (i) the change in the Fund’s net asset value per share during the period; (ii) the value of the Fund’s cash distributions per share having an ex-dividend date occurring within the period; and (iii) the per share amount of capital gains taxes paid or accrued during the period by the Fund for undistributed realized long-term capital gains. The investment record for the Benchmark Index is expressed as a percentage of the starting level of that Index at the beginning of the period, as modified by the change in the level of the Index during the period and by the value computed consistently with the Index, of cash distributions having an ex-dividend date occurring within the period made by issuers whose securities are included in the Index.

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The Fund’s SAI contains detailed information about the Fund’s Benchmark Index, as well as additional information about performance-based adjustments to CIMCO’s fees.

In connection with its commitment to voluntarily limit expenses, CIMCO has represented to the Board that if it decides to discontinue this arrangement, CIMCO will do so only after notifying the Board of its decision and updating the prospectus at least 90 days before implementing any new expense structure.

Investment Sub-Advisers

CIMCO pays sub-advisory fees to the Sub-Adviser from its advisory fee, if any. Similar to the advisory fee paid to CIMCO, the sub-advisory fee paid to the Sub-Adviser can increase or decrease depending on a Fund’s performance relative to its benchmark.

Hilliard Lyons Asset Management (“HLAM”), located at Hilliard Lyons Center, 501 South Fourth Street, Louisville, KY 40202, serves as the sub-adviser to the Constellation HLAM Large Cap Quality Growth Fund. As a sub-adviser, HLAM makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. As of December 31, 2003, HLAM had approximately $4.6 billion in assets under management.

Portfolio Managers
The Constellation HLAM Large Cap Quality Growth Fund is managed by Ted B. Bates, Jr., Vice President of Hilliard Lyons. Mr. Bates joined Hilliard Lyons in 1998. Prior to joining Hilliard Lyons, he was a Vice President with Morgan Stanley & Co. He has [xx] years of investment experience.

Contractual Fee Waiver Agreement
CIMCO has contractually agreed to waive fees and reimburse expenses in order to keep the Fund’s “Other Expenses” from exceeding 0.50% through October 1, 2007. To the extent that the Fund engages in securities lending activities, up to [.03%] of revenues earned from these activities may be used to offset CIMCO’s contractual fee waiver obligations.

Prior performance information relating to HLAM

HLAM has substantial experience in managing investment companies and other accounts that focus on large capitalization growth companies. The tables below are designed to show you how composites of similar large cap growth equity accounts managed by HLAM performed over various periods in the past. The accounts comprising the HLAM Institutional Growth Composite have investment objectives, policies and strategies that are substantially similar to the HLAM Large Cap Quality Growth Fund. The HLAM Institutional Growth Composite includes all accounts managed by HLAM that are substantially similar to the HLAM Large Cap Quality Growth Fund.

The table below shows the returns for the HLAM Institutional Growth Composite compared with the Russell 1000 Growth Index for the periods ending December 31, 2003. The returns of the HLAM Institutional Growth Composite reflect deductions of account fees and expenses, are net of advisory fees, and assume all dividends and distributions have been reinvested. The returns of the Russell 1000 Growth Index assume all dividends and distributions have been reinvested.

This information is designed to demonstrate the historical track record of HLAM. It does not indicate how the HLAM Large Cap Quality Growth Fund has performed or will perform in the future. Performance will vary based on many factors, including market conditions, the composition of the Portfolio’s holdings and the Portfolio’s expenses.

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Average Annualized Returns as of December 31, 2003

	1 Year Annualized Return	3 Year Annualized Return	5 Year Annualized Return	10 Year Annualized Return	Since Inception*
HLAM Institutional
Growth Composite	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%
Russell 1000 Growth
Index	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%

*September 5, 1991 to December 31, 2003

Average Annual Returns – 1991 to 2003 as of December 31, 2003

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994	1993	1992	1991
HLAM Inst’l
Growth Comp.	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%
Russell 1000
Growth Index	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%	X.XX%

The HLAM Institutional Growth Composite includes accounts managed by HLAM that do not pay the same expenses that the HLAM Large Cap Quality Growth Fund pays and that may not be subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns would have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of HLAM.
Hilliard Lyons Asset Management has prepared and presented this report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS®), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS®).
AIMR has not been involved with the preparation or review of this report.

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PURCHASING, SELLING AND EXCHANGING CONSTELLATION FUNDS

•	No Sales Charges
	•	There are no sales charges when you purchase Class II Shares of the Fund.

•	How to Buy Shares
	•	By phone, mail, wire or online at www.constellationfundsgroup.com;
	•	Through the Systematic Investment Plan; and
	•	Through exchanges from another Constellation Fund.

•	Minimum Initial Investments
	•	In general, each Fund’s minimum initial investment is $2,500;
	•	The minimum initial investment for the Systematic Investment Plan is $100; and
	•	The minimum initial investment for Individual Retirement Accounts is $2,000.
We reserve the right to waive the minimum initial investment requirement.

•	Minimum Subsequent Investments
	•	$50 by phone, mail, wire or online; and
	•	$25 through the Systematic Investment Plan.

•	Systematic Investing
• Our Systematic Investment Plan allows you to purchase shares automatically through regular deductions from your bank checking or savings account in order to reach the $2,500 minimum investment. Please contact us for information regarding participating banks.
• You will need a minimum investment of $100 to open your account and scheduled investments of at least $25.
• If you stop your scheduled investments before reaching the $2,500 minimum investment, we reserve the right to close your account. We will provide 60 days written notice to give you time to add to your account, and avoid the sale of your shares.

•	Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan, you may arrange for monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, through electronic transfer to your account.

•	Minimum Account Size
• In general, you must maintain a minimum account balance of $1,000. If your account drops below $1,000 due to redemptions, you may be required to sell your shares.
	•	You will receive at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.

•	When Can You Purchase, Sell or Exchange Shares?
• You may purchase, sell or exchange shares on any day that the New York Stock Exchange (NYSE) is open for business. We define this as a “Business Day.”
• You may purchase, sell or exchange shares by phone on any Business Day between 9:00 A.M. and 4:00 P.M. (Eastern Time)
• In order to receive the current Business Day’s net asset value (NAV) all purchases, exchanges and redemption orders must be received by the Funds’ Transfer Agent or other authorized agent by 4:00 P.M. (Eastern time). Trades received after that time will be executed at the following Business Day’s closing price.

•	How Fund Prices are Calculated
• The price per share (also referred to as the offering price) will be the NAV determined after the Funds receive your purchase order.

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• The Fund’s NAV is calculated once each Business Day at the regularly scheduled close of normal trading on the NYSE (usually 4:00 P.M. Eastern time). Shares are not priced on days in which the NYSE is closed for trading.
• In calculating the NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

•	Exchanging Shares
• You may exchange Class II Shares of a Fund may be exchanged for Class II Shares of another Fund, subject to any applicable limitations resulting from the closing of Funds to new investors.
• When you exchange shares, you are selling your shares and buying other Fund shares. Your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.
• We limit the number of exchanges to four “round trips” during any calendar year. A round trip is a redemption (exchange) out of a Fund followed by a purchase (exchange) back into the Fund. If a shareholder exceeds 4 exchanges per calendar year, or if the Funds determine, in their sole discretion, that a shareholder’s exchange activity is short-term in nature or otherwise not in the best interest of the Funds, the Funds may bar the shareholder from making further exchanges or purchases.
• We may change or cancel our exchange policy at any time upon 60 days’ notice.

•	Purchases, Sales and Exchanges Through Financial Institutions
You may also purchase, sell or exchange shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for customers. If you invest through an authorized institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us. For example, in order for your transaction to be processed on the day that the order is placed, your financial institution may require you to place your order at an earlier time in the day than would be required if you were placing the order directly with the Funds. This allows the financial institution time to process your request and transmit it to us.
Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

•	Limitations on Purchases, Sales and Exchanges
• The Fund will only accept purchase or exchange requests that are in good order (“Good Order”). Good Order requires that the purchaser provide a completed and signed account application, including the purchaser’s social security number, tax identification number, and other identification required by law or regulation. We may require that you provide photo identification such as a driver’s license or passport, and may telephone you to verify information you have provided. If you do not provide the required information, or if we are unable to verify your identity, CIMCO reserves the right to not open or close your account or take such other steps as we deem reasonable. We can accept purchases only in U.S. dollars drawn on U.S. banks. We cannot accept cash, cashier’s checks, traveler’s checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks). The Funds may reject or cancel any purchase orders, including exchanges, for any reason.
• The Fund will normally send your sale proceeds within three Business Days after they receive your redemption request, but it may take up to seven days. If you recently purchased your shares by check or through the Automated Clearing House (ACH), redemption proceeds may not be available, or exchange requests may not be permitted, until your investment has cleared (which for checks may take up to 15 days from the date of purchase).
• The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds’ Statement of Additional Information (SAI).
• Excessive, short-term trading in Fund shares and other abusive trading practices may disrupt portfolio management strategies and harm Fund performance. The Fund reserves the right to reject any purchase order (including an exchange order) from any shareholder that the Fund, in its sole discretion, believes has a history of making excessive short-term trades or whose trading activity, in the Fund’s judgment, has been or may be disruptive to the Fund. In making this determination, the Fund may consider trading done in multiple accounts under common ownership or control.

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PURCHASING, SELLING AND EXCHANGING Constellation FUNDS

How to Open an Account

BY TELEPHONE
Call 1-866-242-5742 (Option 3) between 9:00 A.M. and 4:00 P.M. (Eastern time). You must authorize each type of transaction on your account application that accompanies this Prospectus. If you call, the Fund’s representative may request personal identification and record the call.

If you already have an account and you have authorized telephone transactions, you may open an account in another Constellation Fund. The registration on the accounts must be identical.

BY INTERNET
You can only open an account online if you already have an existing Constellation Funds account. The registration on the account must be identical. The Funds’ website is www.constellationfundsgroup.com.

BY MAIL
Send the completed application that accompanies this Prospectus and a check payable to the Constellation Funds to:

By regular mail	By express or overnight mail

Constellation Funds	Constellation Funds
P.O. Box 219520	c/o DST Systems Inc.
Kansas City, MO 64105-9520	330 W. 9th Street
Kansas City, MO 64105

Checks must be in U.S. dollars and drawn on U.S. banks. The Funds do not accept third party checks, credit card checks, checks issued by internet banks, money orders, traveler’s checks or cash.

BY WIRE
Please contact a Constellation Funds’ representative at 1-866-242-5742 (Option 3) to let us know that you intend to make your initial investment by wire. You will be given a fax number to which you should send your completed account application. You will receive a telephone call from our representatives with your new account number. Wire funds to:

     United Missouri Bank of Kansas NA
     ABA #101000695
     Account # 9870964856
     Further Credit: [Name of Fund], shareholder name and Constellation Funds account number

AUTOMATIC TRANSACTIONS
You can open an account through our Systematic Investment Plan ($100 minimum). You must elect this option on your account application. Please call a Constellation Funds representative at 1-866-242-5742 for assistance.

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How to Add to an Account

BY TELEPHONE
Current shareholders may purchase shares by telephone if they have previously requested this privilege on the account application. Call 1-866-242-5742 and provide your account number to the Constellation Funds representative. You must then instruct your bank to wire the money. Please see the wire instructions below.

BY INTERNET
You can make additional investment by going to our website at www.constellationfundsgroup.com. Use your existing account number and tax ID number to create a personal identification number (PIN). These investments will be made via Automated Clearing House (ACH) and will be deducted from your bank account. Your account will be credited with the additional shares on the trade date, but the dollar amount will not post until it clears the banking system.

BY MAIL
Please send your check payable to the Constellation Funds along with a signed letter stating the name of the fund and your account number.

BY WIRE
Please contact a Constellation Funds’ representative at 1-866-242-5742 to let us know that you intend to send money by wire. Wire funds to:
 United Missouri Bank of Kansas NA
     ABA #101000695
     Account # 9870964856
     Further credit: [include Name of fund, shareholder name and your Constellation Funds account number]

AUTOMATIC TRANSACTIONS
Regularly scheduled investments ($25 minimum) can be deducted automatically from your bank checking or savings account. You can arrange monthly, quarterly, semi-annual or annual automatic investments.

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How to Sell Shares

BY TELEPHONE
You may sell shares by calling 1-866-242-5742 provided that you have previously requested this privilege on your account application. The Funds will send money only to the address of record via check, ACH or by wire. Your bank may charge you a wire fee. The sale price of each share will be the next NAV determined after we receive your request.

BY INTERNET
Existing shareholders can sell shares via our website at www.constellationfundsgroup.com. The sale price of each share will be the next NAV determined after we receive your request. Redemptions will be funded via check, ACH or wire to the instructions of record. Your bank may charge a wire fee.

BY MAIL
Please send us a letter with your name, Fund name, account number and the amount of your request. All letters must be signed by the owners of the account. The sale price of each share will be the next NAV determined after we receive your request. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was opened.

BY WIRE
Proceeds from the sale of shares from your account may be wired to your bank account. Your bank may charge you a fee for this service. Please follow the instructions for “How to Sell Shares” by telephone above.

AUTOMATIC TRANSACTIONS
If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under this Plan, you can arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds will be mailed to you by check or electronically transferred to your bank checking or savings account.

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How to Exchange Shares

BY TELEPHONE
You may exchange shares on any Business Day by calling the Funds at 1-866-242-5742, or by placing the order through your financial institution (if applicable). If you recently purchased shares by check of through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

BY MAIL
You may exchange shares on any Business Day by writing to the Funds, or by placing the order through your financial institution (if applicable). If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

BY WIRE
Not applicable

AUTOMATIC TRANSACTIONS
Not applicable

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PURCHASING, SELLING AND EXCHANGING Constellation FUNDS

Other Policies

Foreign Investors

The Fund does not generally accept investments by non-US persons. Non-US persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund's Investor Services Team, at 1-866-242-5742, for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if you do not provide the required identifying information.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity, and the Fund shall have no obligation with respect to the terms of any such document.

The Fund will attempt to collect any missing information required on the application by contacting you or, if applicable, your broker. If the Fund is unable to obtain this information within a timeframe established in its sole discretion (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next determined after receipt of your application in proper form.

However, the Fund reserves the right to close your account at the then-current day's net asset value (less any applicable sales charges) and remit proceeds to you via check if it is unable to verify your identity. The Fund will attempt to verify your identity within a timeframe established in its sole discretion (e.g., 96 hours), which may change from time to time. The Fund further reserves the right to hold your proceeds until your check for the purchase of Fund shares clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority or by applicable law.

Redemptions In-Kind
The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption. In addition, the securities that you receive would be subject to market risk until they were sold.

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Redemption Fee
Sales or exchanges out of the Fund are not currently subject to a redemption fee, but a redemption fee may be implemented in the future. The Fund will provide notice to shareholders before they implement any redemption fee.

Telephone/Online Transactions
Purchasing, selling and exchanging Fund shares over the telephone or via our website (www.constellationfundsgroup.com) is extremely convenient, but not without risk. We have established certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. So long as we follow these safeguards and procedures, we generally will not be responsible for any losses or costs incurred by following telephone or web instructions we reasonably believe to be genuine. If you or your financial institution transact business with us over the telephone or via our website, you will generally bear the risk of any loss.

Signature Guarantees

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including:

• Written requests for redemptions in excess of $50,000;
• All written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and
• Redemption requests that provide that the proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account

Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a credit union, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature from a notary public is not sufficient.

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Distribution of Fund Shares

Constellation Investment Distribution Company Inc. (the “Distributor”), a registered broker-dealer that is owned and operated by Constellation Holdings LLC, serves as Distributor of the Fund.

The Fund has adopted a Distribution and Shareholder Service Plan for its Class II Shares (the “Class II Plan”) that allows the Fund to pay distribution and/or service fees to the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”). If a Service Provider provides distribution services, the Fund may pay distribution fees to the Distributor at an annual rate not to exceed 0.75% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. No Fund is currently authorized to pay distribution fees under the Class II Plan. If a Service Provider provides shareholder services, the Fund may pay service fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor will, in turn, pay the Service Provider for the services it provides. The Fund is authorized to pay shareholder service fees under the Class II Plan. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The Distributor may, from time to time, in its sole discretion, institute one or more promotional incentive programs for dealers, which it will pay for. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Fund.

CIMCO may pay, out of its own resources, compensation to broker-dealers who sell shares of the Funds. CIMCO also may, out of its own resources, pay part of the fees charged to the Fund by mutual fund platforms. CIMCO does not direct portfolio transactions to broker-dealers in exchange for sales of fund shares, nor does it pay broker-dealers to be included on “preferred” fund lists.

Dividends and Distributions

The Fund distributes its income, if any, quarterly as a dividend to shareholders.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send written notice to the Fund.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, local and foreign income taxes. Summarized below are some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Fund’s net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions you receive from the Fund may be taxable whether or not you reinvest them or take them in cash.

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Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of another Constellation Fund is treated the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares for longer.

More information about taxes is in the Fund’s SAI.

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CONSTELLATION FUNDS FINANCIAL HIGHLIGHTS

The tables that follow present performance information about shares of the Constellation HLAM Large Cap Quality Growth Fund while it was conducting business as the Hilliard Lyons Growth Fund, Inc. This information is intended to help you understand the Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operation. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. The financial highlights for each period ended December 31 have been audited by Deloitte & Touche LLP, independent auditors, whose report, along with each Fund’s financial statements and related notes, appears in the Hilliard Lyons Growth Fund, Inc.’s 2003 Annual Report. The Hilliard Lyons Growth Fund, Inc.’s 2003 Annual Report is available by telephoning the Funds at 1-800-224-6312. The Hilliard Lyons Growth Fund, Inc.’s 2003 Annual Report is also incorporated by reference into our SAI.

Constellation HLAM Large Cap Quality Growth Fund – Class I Shares(1)

For the periods ended December 31,:	2003	2002	2001	2000	1999

Net Asset Value, Beginning of Period	$24.02	$30.89	$33.89	$33.71	$33.49
Income From Investment Operations
Net investment income (loss)	(0.07)	(0.08)	(0.12)	(0.06)	0.11
Realized and unrealized gains (losses)
on investments	4.58	(6.79)	(2.88)	0.24	0.98
Total From Investment Operations	4.51	(6.87)	(3.00)	0.18	1.09
Less Dividends and Distributions
Dividends from net investment income	—	—	—	—	(0.09)
Distributions from capital gains	(3.80)	—	—	—	(0.78)
Total Dividends and Distributions	(3.80)	—	—	—	(0.87)
Net Asset Value, End of Period	$24.73	$24.02	$30.89	$33.89	$33.71
Total Return†	19.07%	(22.20)%	(8.85)%	0.53%	3.23%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$35,806	$34,963	$51,402	$62,884	$87,293
Ratio of Net Expenses to Average Net Assets	1.30%	1.29%	1.25%	1.29%	1.29%
Ratio of Total Expenses to Average Net Assets	1.82%	1.46%	1.44%	1.37%	1.32%
Ratio of Net Investment Income(loss) to
Average Net Assets	(0.27)%	(0.32)%	(0.36)%	(0.17)%	0.30%
Portfolio Turnover Rate	27.81%	19.06%	19.05%	34.19%	24.60%

Amounts designated as “–” are either $0 or have been rounded to $0.

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Constellation Funds

Hilliard Lyons Large Cap Quality Growth Fund

Investment Adviser
Constellation Investment Management Company LP
1205 Westlakes Drive, Suite 280
Berwyn, PA 19312

Investment Sub-Adviser
Hilliard Lyons Asset Management
Hilliard Lyons Center
501 South Fourth Street
Louisville, KY 40202

Distributor
Constellation Investment Distribution Company Inc.
1205 Westlakes Drive, Suite 280
Berwyn, PA 19312

Legal Counsel
Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)
The SAI dated [DATE], 2004, includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain the Fund’s holdings and contain information from the Fund’s managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-224-6312

By Mail: Write to Constellation Funds at:
P.O. Box 219520
Kansas City, Missouri 64105-9520

[By Internet: http://www.cimcogroup.com

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From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Constellation Funds, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Fund’s Investment Company Act registration number is 811-8104.

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CONSTELLATION FUNDS

Constellation HLAM Large Cap Quality Growth Fund

[October 1], 2004

Investment Adviser:
CONSTELLATION INVESTMENT MANAGEMENT COMPANY, LP

Investment Sub-Adviser:
HILLIARD LYONS ASSET MANAGEMENT

This Statement of Additional Information (“SAI”) is not a prospectus and relates only to the Constellation HLAM Large Cap Quality Growth Fund (“HLAM Large Cap Quality Growth Fund”). It is intended to provide additional information regarding the activities and operations of the Constellation Funds (the “Trust”) and should be read in conjunction with the Constellation Funds’ Prospectus dated [October 1], 2004. The Prospectus may be obtained without charge by calling 1-866-242-5743.

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TABLE OF CONTENTS

THE TRUST	S-

PERMITTED INVESTMENTS AND RISK FACTORS	S-

INVESTMENT LIMITATIONS	S-

THE ADVISER	S-

THE ADMINISTRATOR	S-

DISTRIBUTION AND SHAREHOLDER SERVICES	S-

TRUSTEES AND OFFICERS OF THE TRUST	S-

COMPUTATION OF YIELD AND TOTAL RETURN	S-

PURCHASE AND REDEMPTION OF SHARES	S-

DETERMINATION OF NET ASSET VALUE	S-

TAXES	S-

PORTFOLIO TRANSACTIONS	S-

VOTING	S-

DESCRIPTION OF SHARES	S-

SHAREHOLDER LIABILITY	S-

LIMITATION OF TRUSTEES' LIABILITY	S-

CODE OF ETHICS	S-

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	S-

CUSTODIAN	S-

INDEPENDENT AUDITORS	S-

LEGAL COUNSEL	S-

FINANCIAL STATEMENTS	S-

APPENDIX	A-1

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THE TRUST

This Statement of Additional Information relates only to the HLAM Large Cap Quality Growth Fund (the “Fund”). The Fund is a separate series of Constellation Funds (formerly, Alpha Select Funds) (the “Trust”), an open-end management investment company established as a Delaware business trust under an Agreement and Declaration of Trust October 25, 1993, and amended on December 10, 1998 (the “Declaration of Trust”), which consists of both diversified and non-diversified Funds. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the “shares”) and separate classes of funds. Each portfolio is a separate mutual fund and each share of each portfolio represents an equal proportionate interest in that portfolio. The Fund currently offers only Class II shares.

Effective as of the close of business on [September __], 2004, the Fund acquired all of the assets and liabilities of the Hilliard Lyons Growth Fund (the “Predecessor Fund”). Performance information presented prior to that date refers to that Fund’s performance as a predecessor Fund. Capitalized terms not defined herein are defined in the prospectus offering shares of the Fund.

PERMITTED INVESTMENTS AND RISK FACTORS

The Fund’s principal strategy and principal risks are described in the Prospectus. The Fund may invest in each of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

Borrowing

Borrowing may exaggerate changes in the net asset value of the Fund’s shares and in the return on the Fund’s portfolio. Although the principal of any borrowing will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Fund may be required to earmark or segregate liquid assets in an amount sufficient to meet its obligations in connection with such borrowings.

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Depositary Receipts

Depositary Receipts are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by foreign issuers. American Depositary Receipts (“ADRs”) in registered form, are designed for use in U.S. securities markets. Such depositary receipts may be sponsored by the foreign issuer or may be unsponsored. The Funds may also invest in European and Global Depositary Receipts (“EDRs” and “GDRs”), which in bearer form, are designed for use in European securities markets, and in other instruments representing securities of foreign companies. Such depositary receipts may be sponsored by the foreign issuer or may be unsponsored. Unsponsored depositary receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency, although the underlying security may be subject to foreign governmental taxes which would reduce the yield on such securities.

Equity Securities

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which an equity fund invests will cause the net asset value of the Fund to fluctuate. An investment in an equity fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Exchange Traded Funds

Exchange traded funds (“ETFs”) represent shares of ownership in either funds, unit investment trusts, or depositary receipts that hold portfolios of common stocks which closely track the performance and dividend yield of specific indices, either broad market, sector or international. ETFs allow an investor to buy or sell an entire portfolio of stocks in a single security which is priced and can be bought and sold throughout the trading day. A Fund could purchase an ETF to gain exposure to a portion of the U.S. or foreign market, or while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

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ETFs are considered investment companies under the 1940 Act. Ordinarily investments in ETFS are subject to the limitations on investments in other investment companies, as described in the section “Investment Companies” below. However, pursuant to an order issued by the SEC to the iShares Funds and the iShares Trust, and procedures approved by the Board, each Fund may invest in iShares ETFs in excess of the 5% and 10% limits, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC exemptive order, as it may be amended, and any other applicable investment limitations.

Investment Company Shares

The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also “Investment Limitations.”

Leveraging

Leveraging creates an opportunity for increased net income, but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund’s shares and in the yield on the Fund’s portfolio. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leveraging creates interest expenses for a Fund which could exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest that a Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.

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Money Market Instruments

Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers’ acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund will pay a premium when purchasing put and call options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

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Portfolio Turnover

An annual portfolio turnover rate in excess of 100% may result from the investment strategies employed by the Fund. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain. Please refer to the table under the section “Portfolio Transactions” for each Fund’s portfolio turnover rate.

Repurchase Agreements

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Securities Lending

In order to generate additional income, the Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies equal to at least 100% of the market value of the loaned securities. The Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

GENERAL INVESTMENT POLICIES

The following investment policies are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees.

1.	The Fund may enter into options transactions.
2.	The Fund may enter into repurchase agreements.
3.	The Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper rated in the highest rating category by an NRSRO and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

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INVESTMENT LIMITATIONS

Fundamental Policies

The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act, as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or other circumstances will not be considered a deviation from this policy.

The Fund may not:

1.	Invest 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.
2.	Borrow money, except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not to exceed 10% of the value of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made.
3.	Purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities.
4.	Pledge, hypothecate, mortgage, or otherwise encumber its assets except to the extent necessary to secure borrowings permitted by restriction (2) above.
5.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the 1933 Act, in disposing of a portfolio security.
6.	Make short sales of securities, except short sales “against-the-box.”
7.	Make loans, except through repurchase agreements.
8.	Purchase the shares of any open-end investment company (other than as part of a merger, consolidation or acquisition of assets), in an amount exceeding 3% of such company’s total outstanding voting stock or 5% of the Fund’s total assets or, together with all other investment company shares held by the Fund, 10% of the Fund’s total assets.
9.	Invest 15% or more of its average net assets at time of purchase in illiquid investments, including (a) repurchase agreements having a duration of more than seven days, (b) securities lacking a readily available market, and (c) restricted securities. For purposes of this investment restriction, securities lacking readily available markets include securities of foreign issuers not listed on a recognized foreign or United States stock exchange. “Restricted securities” means securities acquired under circumstances in which the Fund might not be free to sell such securities without their registration under the 1933 Act or the availability of an appropriate exemption from registration.

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10.	Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate).
11.	Invest in oil, gas or other mineral exploration or development programs or leases, except that the Fund may invest in the securities of companies that invest in or sponsor these programs.
12.	Purchase or sell commodities or commodity futures contracts.
13.	Write or sell puts, calls, straddles, spreads or combinations thereof.
14.	Invest in companies for the purpose of exercising control, except transactions involving investment companies for the purpose of effecting mergers or other corporate reorganizations between the Fund and such other investment companies.
15.	Issue any senior securities.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

THE ADVISER

The Trust and Constellation Investment Management Company, LP (formerly Concentrated Capital Management, LP, herein referred to as “CIMCO” or the “Adviser”), have entered into an advisory agreement (the “Advisory Agreement”) dated March 4, 2004. CIMCO is a professional investment management firm founded on May 19, 2000. Under the Advisory Agreement, the Adviser continuously reviews, supervises and administers the Fund’s investment program, subject to the supervision of, and policies established by, the Board of Trustees of the Trust (the “Trustees”). The Adviser makes recommendations to the Trustees with respect to the appropriate allocation of assets to the Fund’s Sub-Adviser. The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement as to the Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Adviser, or by the Adviser on 90 days’ written notice to the Trust.

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Manager of Managers Option

The Trust may, on behalf of the Fund, seek to achieve its investment objective by using a “manager of managers” structure. Under a manager of managers structure, CIMCO acts as investment adviser, subject to direction from and oversight by the Trustees, to allocate and reallocate the Fund’s assets among sub-advisers, and to recommend that the Trustees hire, terminate or replace sub-advisers without shareholder approval. By reducing the number of shareholder meetings that may have to be held to approve new or additional Sub-Advisers for the Fund, the Trust anticipates that there will be substantial potential cost savings, as well as the opportunity to achieve certain management efficiencies, with respect to any fund in which the manager-of-managers approach is chosen.

For the fiscal years ended December 31, 2001, 2002 and 2003, with respect to the Predecessor Fund, the Predecessor Fund paid (waived) the following advisory fees and reimbursed the following expenses:

	Advisory Fees Paid (Expenses Reimbursed)			Advisory Fees Waived

	2001	2002	2003	2001	2002	2003

HLAM Growth Fund	$394,954	$330,832	$114,591	$157,617	$87,049	$210,530

As described in the prospectus, the Fund is subject to base investment advisory fees that may be adjusted if the Fund outperforms or under-performs a stated benchmark. Set forth below is information about the advisory fee arrangements of the Fund:

Fund	Benchmark	Required Excess Performance	Base Advisory Fee	Annual Adjustment Rate	Highest / Lowest Possible Advisory Fee

HLAM Growth Fund	Russell 200 Growth Index	+/- 3.00%	0.75%	+/- 0.10%	0.85% / 0.65%

The Fund’s base fee is accrued daily and paid monthly, based on the Fund’s average net assets during the current month. The Fund’s performance adjustment is calculated and paid monthly by comparing the Fund’s performance to the performance of the Fund’s benchmark over a “performance period.” The performance period consists of a rolling 12-month that includes the current month plus the previous 11 months. The Fund’s annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the current month and the denominator of which is 365 (366 in leap years). The resulting amount is then added (in the case of overperformance) or subtracted from (in the case of underperformance) to the Fund’s base fee.

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For example, assume that the Fund’s average net assets as of a March 31 month-end was $55,000,000, the average net assets of the Fund over the 12-month period ending March 31 was $50,000,000, and that it is not a leap year. The Fund’s base fee for March is $35,034 ($55,000,000 x 0.75%, x 31/365). If the Fund outperformed (or underperformed) the Russell 200 Growth Index by 3.00% or less over this performance period, then there is no adjustment to the Fund’s base fee. If the Fund outperformed (or underperformed) the Russell 200 Growth Index by more than 3.00% over this performance period, then CIMCO’s advisory fees would increase (or decrease) by $4,247 ($50,000,000 x 0.10%, x 31/365).

Because the adjustment to the Fund’s base advisory fee is based upon the Fund’s performance compared to the investment record of its respective benchmark, the controlling factor as to whether a performance adjustment will be made is not whether the Fund’s performance is up or down per se, but whether it is up or down more or less than the record of its respective benchmark. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The Sub-Adviser

Hilliard Lyons Asset Management (“HLAM”), 501 South Fourth Street, Louisville, KY 40202, is a division of J.J.B. Hilliard, W.L. Lyons, Inc. (“Hilliard Lyons”) . Hilliard Lyons is a wholly-owned subsidiary of The PNC Financial Services Group, Inc.(“PNC”). PNC, a multi-bank holding company organized under the laws of Pennsylvania and headquartered in Pittsburgh, Pennsylvania, is one of the largest financial services organizations in the United States. PNC’s address is One PNC Plaza, 249 Fifth Avenue, Pittsburgh, Pennsylvania 15222-2707. Together with predecessor firms, Hilliard Lyons has been in the investment banking business since 1854. It is a registered investment adviser and a registered broker-dealer and member firm of the New York Stock Exchange, Inc. As of December 31, 2003, HLAM and its affiliates managed individual, corporate, fiduciary and institutional accounts with assets aggregating approximately $3.15 billion.

For its services, the Sub-Adviser receives a fee from CIMCO, which is calculated daily and paid monthly. The Sub-Advisory Agreement provides that a Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

Board Considerations in Approving the Advisory and Sub-Advisory Agreements

[To be updated]

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THE ADMINISTRATOR

The Trust and CIMCO (the “Administrator”) have entered into an administration agreement (the “Administration Agreement”). The Administration Agreement provides that the Administrator shall perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related accounting services, in connection with the operation of the Fund. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Under the Administration Agreement, the Administrator may enter into agreements with service providers to provide administration services to the Trust. The Administration Agreement shall remain in effect for a period of two (2) years after its effective date and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days’ prior written notice to the other party.

After the initial two year period, the continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an “interested person” (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.

SEI Investments Global Funds Services (“SIGFS”), a Delaware business trust that has its principal business offices at Oaks, Pennsylvania 19456, serves as the Trust’s Sub-Administrator. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in SIGFS. SEI Investments and its subsidiaries and affiliates, including SIMC, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

DISTRIBUTION AND SHAREHOLDER SERVICES

Constellation Investment Distribution Company, Inc. (formerly Turner Investment Distributors, Inc., the “Distributor”), and the Trust are parties to a distribution agreement (the “Distribution Agreement”) with respect to the Fund. The Distributor’s principal place of business is 1205 Westlakes Drive, Berwyn, PA 19312. The Distributor is a registered broker-dealer, and is a wholly-owned by Constellation Partners LLC. The Distributor is affiliated through common ownership with CIMCO.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days’ written notice by either party or upon assignment by the Distributor.

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The Fund has adopted a Distribution and Shareholder Service Plan for Shares (the “Class II Plan”) under which firms, including the Distributor, that provide shareholder and distribution services may receive compensation therefore. Under the Class II Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. The Distributor may retain as profit any difference between the fee it receives and the amount it pays such third parties.

In addition, the Fund may enter into such arrangements directly. Under the Class II Plan, a plan under which the provisions providing for distribution services were adopted pursuant to Rule 12b-1 under the 1940 Act, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of the Fund’s average daily net assets attributable to Class II Shares that are subject to the arrangement in return for providing a broad range of distribution services, including: (i) compensation for its services in connection with distribution assistance; or (ii) a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor’s affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of the Fund’s average daily net assets attributable to Class II Shares that are subject to the arrangement in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by Distributor and/or Service Providers; (iv) responding to inquiries from shareholders concerning their investment in Shares; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in Shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or its service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders. Currently, the Fund is authorized to pay shareholder service fees under the Class II Plan, but the Fund is not authorized to pay distribution fees under the Class II Plan.

For the fiscal year ended December 31, 2003, the Predecessor Fund paid the following in Distribution and Shareholder Servicing fees:

	2003

	Distribution Fees Paid	Shareholder Servicing Fees Paid

HLAM Growth Fund	$2,670

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TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. Trustees are experienced business persons, who meet throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide essential management services to the Trust, and to review performance. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The Trust pays the fees for unaffiliated Trustees.

Unless otherwise noted, the business address of each Trustee and each Executive Officer is 1205 Westlakes Drive, Berwyn, PA 19312.

Interested Trustee

JOHN H. GRADY, JR. (DOB 06/01/61) – Trustee – President and CEO of CIMCO since 2003. Executive Vice President & Secretary of Turner Investment Partners, Inc. (“Turner,” an investment adviser) from 2001 to 2003 – General Counsel, Chief Legal Officer of Turner from 2001 to 2003. CID President, Chief Operating Officer since September 2001. Partner, Morgan, Lewis & Bockius LLP (law firm) (October 1995-January 2001).

Non-Interested Trustees

RONALD FILANTE (DOB 11/19/45) – Trustee – Associate Professor of Finance, Pace University, since 1987.

ALFRED C. SALVATO (DOB 01/09/58) – Trustee – Treasurer, Thomas Jefferson University, since 1995, and Assistant Treasurer, 1988-1995.

JANET F. SANSONE (DOB 08/11/45) – Trustee since 2004 – Executive Director, JFS Consulting. Consultant since 1999. Senior Vice President of Human Resources of Frontier Corporation (telecommunications company), (1993-1999).

Executive Officers

PETER GOLDEN (DOB 6/27/64) – SEI Investments, Oaks PA, 19456 – Controller and Chief Financial Officer since 2001 – Director of Funds Accounting of SEI Investments (investment management company) since June 2001; Previously, Vice President of Fund Administration, J.P. Morgan Chase & Co. (investment bank), March 2000 to April 2001; Vice President, Fund and Pension Accounting, June 1997 to March 2000; Administration Officer/Mutual Fund Servicing Brown Brothers Harriman (private bank), May 1993 to June 1997.

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LYDIA A. GAVALIS (DOB 06/05/64) – SEI Investments, Oaks PA, 19456 – Vice President and Assistant Secretary since 1999 – Vice President and Assistant Secretary of SEI Investments (investment management company) since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange (stock exchange), 1989-1998.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) – SEI Investments, Oaks PA, 19456 – Vice President and Assistant Secretary since 2000 – Vice President and Assistant Secretary of SEI Investments (investment management company) since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (investment management company) (1998 – 2000). Associate at Pepper Hamilton LLP (law firm) (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm) (1994-1997).

TIMOTHY D. BARTO (DOB3/28/68) – SEI Investments, Oaks PA, 19456 – Vice President and Assistant Secretary since 2000 – Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SEI Investments (investment management company) since December 1999. Associate at Dechert Price & Rhoads (law firm) (1997-1999). Associate at Richter, Miller & Finn (law firm) (1994-1997).

CHRISTINE M. MCCULLOUGH (DOB 12/2/60) – SEI Investments, Oaks PA, 19456 – Vice President and Assistant Secretary since 2000-Employed by SEI Investments (investment management company) since November 1, 1999. Vice President and Assistant Secretary of SEI Investments since December 1999. Associate at White and Williams LLP (law firm) (1991-1999). Associate at Montgomery, McCracken, Walker & Rhoads (law firm) (1990-1991).

ANTOINETTE C. ROBBINS (DOB 3/23/63) – Vice President since 2004 – Employed by CIMCO as Vice President and Director of Compliance since 2004. Previously, Vice President and Director of Compliance of Turner Investment Partners, Inc. (investment management company) (2002-2004). Senior Gift Planning Officer, American Civil Liberties Union (2001–2002). Assistant Vice President and Counsel, Equitable Life Assurance Society of the United States (insurance company) (1996-2002).

JOHN J. CANNING (DOB 11/15/70) – Vice President and Assistant Secretary since 2004 – Employed by CIMCO as Vice President and Director of Mutual Fund Administration and Operations since 2004. Previously, Assistant Director of Mutual Fund Administration and Operations, Sub-Advisory Institutional Service Product Manager for Turner Investment Partners, Inc. (investment management company) (2000-2004). Portfolio Implementation Analyst, SEI Investments (investment management company) (1998-2000). Transfer Agent Manager, Pilgrim Baxter and Associates (investment management company) (1998).

RAMI LIVELSBERGER (DOB 11/14/74) – Vice President and Assistant Secretary since 2004 – Employed by CIMCO as Vice President, Fund Governance since 2004. Previously, Compliance Officer, Legal Assistant for Turner Investment Partners, Inc. (investment management company) (2001-2004). Legal Assistant, Morgan, Lewis & Bockius LLP (law firm) (1999-2001).

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SAEED FRANKLIN (DOB 8/1/75) – Vice President since 2004 – Employed by CIMCO as Vice President, Fund Administration since 2004. Previously, Broker Dealer Account Coordinator, Turner Investment Partners, Inc. (investment management company) (2003-2004). Performance Analyst, ING Variable Annuities (insurance company) (2001-2003). Senior Fund Accountant, Bank of New York (investment bank) (1999-2001). Fund Accountant, PFPC Inc. (investment management company) (1997-1999).

Fund Shares Owned By Trustees. The following table shows a dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed calendar year. Dollar ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Act.

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (All Funds)

John H. Grady	$0	$0
Ronald Filante	$0	$0
Alfred C. Salvato	$0	$0
Janet F. Sansone*	$0	$0

* Ms. Sansone was not a Trustee as of the end of the most recently completed calendar year. She was elected Trustee in March 2004.

Ownership in Securities of CIMCO and Related Companies

As reported to the Fund, the information in the following table reflects ownership by the non-interested Trustees and their immediate family members of certain securities as of December 31, 2003. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment adviser or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

Trustee	Owner and Relationship to Trustee	Company	Title of Class	Value of Securities on an Aggregate Basis	Percent of Class on an Aggregate Basis

Ronald Filante		None
Alfred Salvato		None
Janent Sansone*		None

* Ms. Sansone was not a Trustee as of the end of December 31, 2003. She was elected Trustee in March 2004.

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The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of CIMCO. The independent Trustees receive an annual retainer of $22,000 payable quarterly. In addition, independent Trustees receive $2,500 for each regular or special in person board meeting and for any special board meeting held by telephone where a vote is taken. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. Compensation of officers and interested Trustees of the Trust is paid by CIMCO or the Administrator. The Trust does not offer any retirement benefits for Trustees. During the fiscal year ended September 30, 2003, there were four regular meetings and two special meetings of the Board of Trustees. The then current Trustees received the following compensation from the Trust:

Name of Person, Position	Aggregate Compensation From Registrant for the Fiscal Year Ended September 30, 2003	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Registrant and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2003

Stephen J. Kneeley	$0	N/A	N/A	$0
Ronald Filante [1]	$8,975	N/A	N/A	$8,975
Alfred Salvato[1]	$8,100	N/A	N/A	$8,100

[1]Member of the Audit Committee.

The Trustees and Officers of the Trust own less than 1% of the outstanding shares of the Trust.

The Trust has an Audit Committee, which assists the Board of Trustees in fulfilling its duties relating to the Trust’s accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Trustees and the independent auditors. The specific functions of the Audit Committee include recommending the engagement or retention of the independent auditors, reviewing with the independent auditors the plan and the results of the auditing engagement, approving professional services provided by the independent auditors prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of the Trust’s procedures for internal auditing, and reviewing the Trust’s system of internal accounting controls.

The Audit Committee is comprised of each of the independent Trustees. The independent Trustees receive a fee of $1,500 per audit committee attended, and the chairperson of the Audit Committee receives a fee of $1,000. During that period, there was one meeting of the Audit committee. All of the members of the Audit Committee were present for that meeting.

The Board has a standing Fair Value Pricing Committee that is composed of at least one independent Trustee and various representatives of the Trust’s service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee’s determinations are reviewed by the Board. The Trustee that serves on the Fair Value Pricing Committee receives a fee of $250 per meeting.

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COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise total return of the Fund. These figures will be based on historical earnings and are not intended to indicate future performance. The total return of the Fund, both before and after taxes, refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return before taxes will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time period. Total return after taxes on distributions will be calculated according to the following formula: P (1 + T)n = ATVD, where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVD = ending redeemable value as of the end of the designated time period, after taxes on fund distributions, but not after taxes on redemption. Total return after taxes on distributions and redemption will be calculated according to the following formula: P (1 + T)n = ATVDR where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVDR = ending redeemable value as of the end of the designated time period, after taxes on fund distributions and on redemption. Each of the above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

Based on the foregoing, the average annual total return before taxes for the Predecessor Fund from inception through December 31, 2003, for the one, five and ten year periods was as follows:

	Class	Average Annual Total Return (Before Taxes)
		One Year	Five Years	Ten Years	Since Inception

HLAM Growth Fund(1)	Class II

(1)

Based on the foregoing, the average annual total return after taxes on distributions for the Predecessor Fund from inception through December 31, 2003, for the one, five and ten year periods was as follows:

	Class	Average Annual Total Return (After Taxes on Distributions)
		One Year	Five Years	Ten Years	Since Inception

HLAM Growth Fund	Class II

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Based on the foregoing, the average annual total return after taxes on distributions and redemptions for the Predecessor Fund from inception through December 31, 2003, for the one, five and ten year periods was as follows:

	Class	Average Annual Total Return (After Taxes on Distributions and Redemptions)
		One Year	Five Years	Ten Years	Since Inception

HLAM Growth Fund	Class II

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through DST Systems, Inc., P.O. Box 219805, Kansas City, Missouri 64121-9805, (the “Transfer Agent”) on days when the New York Stock Exchange is open for business. Currently, the days on which the Fund is closed for business are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Fund are offered on a continuous basis.

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

The Fund’s net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. Eastern Time except when the Fund is not open for business, days during which the Fund receives no purchase or redemption orders, customer holidays and on days when the New York Stock Exchange is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, CIMCO, HLAM, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Fund participates in fund “supermarket” arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Fund through the sponsor of the fund supermarket. In connection with these supermarket arrangements, the Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order. The customer order will be priced at the Fund’s net asset value next computed after accepted by an authorized broker or the broker’s authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares. Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Trust’s annual report contains additional performance information and will be made available to investors upon request and without charge.

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DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued under the direction of the Administrator and under the general supervision of the Trustees. The Administrator or its delegates may use independent pricing services to obtain valuations of securities. The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. Prices are generally determined using readily available market prices. If market prices are unavailable or believed to be unreliable, the Sub-Administrator will initiate a process by which the Fund’s Fair Value Committee will make a good faith determination as to the “fair value” of the security using procedures approved by the Trustees. The pricing services may use a matrix system to determine valuations of fixed income securities when market prices are not readily available. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by any such pricing service and its valuation results are reviewed by the officers of the Trust under the general supervision of the Trustees.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and their shareholders. No attempt is made to present a detailed explanation of the federal, state, or local tax treatment of the Fund or their shareholders and the discussion here and in the Fund’s Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors about their own tax situations, including their foreign, state and local tax liabilities.

Federal Income Tax

The following is only a summary of certain additional federal tax considerations generally affecting the Fund and their shareholders that are not discussed in the Fund’s Prospectus. The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

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The Fund intends to qualify as a “regulated investment company” (“RIC”) as defined under subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

The Fund intends to make sufficient distributions to avoid liability for the federal excise tax. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when CIMCO might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

Any gain or loss recognized on a sale, exchange or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

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For corporate investors in the Fund, dividend distributions the Fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Fund was a regular corporation.

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The Fund’s transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

If the Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction.

The Fund may use a tax management technique known as “highest in, first out.” Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

State Taxes

No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in GNMA or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

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PORTFOLIO TRANSACTIONS

The Adviser and the Sub-Adviser is authorized to select brokers and dealers to effect securities transactions for the Fund. Each will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm’s general execution and operational facilities and the firm’s risk in positioning the securities involved. While the Adviser and the Sub-Adviser generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. The Adviser and the Sub-Adviser seeks to select brokers or dealers that offer a Fund best price and execution or other services that benefit the Fund.

The Adviser and Sub-Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services provided to the Adviser and the Sub-Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser and Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser and the Sub-Adviser under the Advisory Agreement or Sub-Advisory Agreement, respectively. If, in the judgment of the Adviser and Sub-Adviser, the Fund or other accounts managed by the Adviser and the Sub-Adviser will be benefited by supplemental research services, the Adviser and the Sub-Adviser are authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser and Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Adviser will find all of such services of value in advising that Fund.

The Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Trust and the Distributor expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

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It is not the Fund’s practice to allocate brokerage or principal business on the basis of sales of its shares made through broker-dealers. However, the Sub-Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund’s shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

For the fiscal years ended December 31, 2001, 2002 and 2003, the Predecessor Fund portfolio turnover rates was as follows:

Portfolio Turnover Rate

	2001	2002	2003

HLAM Growth Fund

For the fiscal years ended December 31, 2001, 2002 and 2003, the Predecessor Fund paid the following brokerage commissions:

	Total Dollar Amount of Brokerage Commissions Paid
	2001	2002	2003

HLAM Growth Fund	$48,351	$43,420	$45,046

The brokerage commissions paid by the Predecessor Fund to the Distributor for the fiscal years December 31, 2001, 2002 and 2003 was as follows:

	Total Dollar Amount of Brokerage Commissions Paid to the Distributor
	2001	2002	2003

HLAM Growth Fund	$0	$0	$0

For the fiscal years ended December 31, 2001, 2002 and 2003, the percentage commissions paid by the Predecessor Fund to the Distributor, and the percentage of the Predecessor Fund’s aggregate dollar amount of transactions involving the payment of commissions effected through the Distributor was as follows:

	Percentage of Commissions Paid to Distributor	Percentage of Fund Transactions Involving Commission Payments to Distributor

HLAM Growth Fund	0%	0%

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The total amount of securities of Broker/Dealers held by the Predecessor Fund for the fiscal year ended December 31, 2003, was as follows:

Fund	Name of Broker/Dealer	Total Amount of Securities Held by Fund	Type of Security

HLAM Growth Fund

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shares issued by the Fund have no preemptive, conversion, or subscription rights. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund. Voting rights are not cumulative. Shareholders of each Class of the Fund will vote separately on matters pertaining solely to the Fund or that Class. As a Delaware business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust’s Prospectus or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund’s outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Upon liquidation, shares are entitled to a pro rata share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Class II Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. All consideration received by the Trust for shares of any portfolio or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

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SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Delaware business trust. The Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust. Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser, Sub-Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers, and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to invest in securities (including securities that may be purchased or held by the Fund), but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to CIMCO and the Sub-Adviser. Generally,, the Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund’s proxy voting record. Beginning in 2004, the Trust will be required to disclose annually the Fund’s complete proxy voting record on new Form N-PX. The first filing of Form N-PX will cover the period from July 1, 2003 through June 30, 2004, and is due no later than August 31, 2004. Once filed, Form N-PX for the Fund will be available upon request by calling 1-866-242-5743 or by writing to the Trust at Constellation Funds, P.O. Box 219520, Kansas City, MO 64105-9520. The Fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

[To be updated]

CUSTODIAN

PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Philadelphia, PA 19153, acts as the custodian (the “Custodian”) of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania, 19103, serves as counsel to the Trust.

FINANCIAL STATEMENTS

The Predecessor Fund’s Financial Statements for the fiscal year ended December 31, 2003, including the Report of Independent Accountants, are included in the Hilliard Lyons Growth Fund, Inc.’s most recent Annual Report to Shareholders and are incorporated into this SAI by reference. These Annual Reports may be obtained free of charge by calling the Constellation Funds at 1-866-242-5743 or by writing to the Constellation Funds, P.O. Box 219520, Kansas City, Missouri 64105-9520. You may also obtain the Annual or Semi-Annual Reports, as well as other information about Constellation Funds, from the EDGAR Database on the SEC’s website http://www.sec.gov.

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APPENDIX A – Proxy Voting Policies

J.J.B. Hilliard, W.L. Lyons, Inc. Proxy Voting Guidelines August 1, 2003

Hilliard Lyons will vote all proxies in advisory accounts unless the client reserves the right to vote its securities. Proxies over which Hilliard Lyons has voting authority shall be voted in a manner consistent with the best economic interest of the client.

     The following is a series of guidelines outlining how Hilliard Lyons votes certain proposals in the absence of contrary instructions from a client. The guidelines address both management and shareholder proposals. To the extent an issue is not addressed below, Hilliard Lyons will determine on a case-by-case basis any proposals that may arise from management or shareholders.

MANAGEMENT'S PROPOSALS:

     To the extent that management's proposals do not infringe on shareholder rights, Hilliard Lyons generally supports management’s position.

1. Standard Proposals
Hilliard Lyons tends to support management's proposals to:
a.	Elect the board of directors (uncontested election);
b.	Select outside auditors;
c.	Set the annual meeting date and location;
d.	Establish dividend reinvestment plans;
e.	Indemnify directors, officers and employees; and
f.	Change the corporate name.
The following management proposals are voted on a case-by-case basis:
J.J.B. Hilliard, W.L. Lyons, Inc. Proxy Voting Guidelines August 1, 2003
a. Eliminate preemptive rights or dual classes of stock;
b. Provide cumulative voting for directors; and
c. Change size of board.
2. Capitalization Proposals
Many capitalization proposals are routine in nature and generally garner Hilliard Lyons’ support. They include:
a.	Increases in authorized common shares (within prescribed limitations);
b.	Issuance of or increase in authorized preferred shares;
c.	Adjustment of par value;
d.	Flexible schedules of preferred dividends;
e.	Repurchase requests; and
f.	Stock splits or issuance of dividends.
3. Non-Salary Compensation Programs
The trend is toward plans with a wide variety of possible awards. Hilliard Lyons favors incentive plans based on performance, not tenure. Stock option and bonus plans will generally be supported if the option price is reasonable and the number of shares being authorized for issuance under the plan is less than 10% of the total outstanding stock. Hilliard Lyons supports stock or other non-salary plans that afford incentives, not risk-free rewards.
Hilliard Lyons tends to favor plans that afford the following:
a.	Performance incentive;
J.J.B. Hilliard, W.L. Lyons, Inc. Proxy Voting Guidelines August 1, 2003
b. Stock options;
c.	Stock purchase; and
d.	Thrift/Profit sharing/Savings.
Hilliard Lyons tends not to support plans that have:
a.	Excessive dilution of over 10%;
b.	Options awarded at deep discount to the market;
c.	Permissive policies on pyramiding;
d.	Restrictive stock plans that reward tenure; and
e.	Repricing options.

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4. Anti-Takeover Measures
Since virtually every equity investment is made with the intention of ultimate sale, Hilliard Lyons views charter and by-law amendments designed to thwart takeover attempts as undermining the prospects for realizing maximum appreciation, and thus, not in the best interest of shareholders. Accordingly HL tends to oppose anti-takeover measures, which include but are not limited to:
a.	Fair pricing procedures;
b.	Supermajority rules;
c.	Board classification;
d.	Bars to written consent;
e.	Prohibit shareholder ability to call special meeting;
f.	Incumbent-entrenchment measures;
J.J.B. Hilliard, W.L. Lyons, Inc. Proxy Voting Guidelines August 1, 2003
g. Control share measures;
h.	Dual class capitalization (unequal voting rights);
i.	Proposal to change a company’s state of incorporation; and
j.	State anti-takeover statutes.
Although Hilliard Lyons generally opposes the adoption of anti-takeover measures, the existence of such measures will not prevent an investment in a company which has adopted such measures.

SHAREHOLDER PROPOSALS:

     Hilliard Lyons recognizes that shareholders regularly make various proposals that they perceive as offering social (and at times economic) benefits to both the corporation and society. Although Hilliard Lyons acknowledges that economic and social considerations are often closely intertwined, in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.

     As a rule, if management offers a reasonable response to these shareholder socioeconomic proposals, Hilliard Lyons generally supports their position.

1. Corporate Governance
Hilliard Lyons’ voting is mainly determined by financial and economic considerations. Therefore, Hilliard Lyons would tend to vote against shareholder proposals to:
a.	Rotate annual meeting site;
b.	Limit tenure of outside directors;
J.J.B. Hilliard, W.L. Lyons, Inc. Proxy Voting Guidelines August 1, 2003
c. Curb corporate philanthropy;
d.	Require position of Chairman and CEO to be held by different persons; or
e.	Restore preemptive rights.
Hilliard Lyons considers the following shareholder proposals on a case-by-case basis:
a.	Disclose political\charitable contributions;
b.	Disclose executives' government ties;
c.	Board representation by some minority group; and
d.	Require directors to own stock.

2. Anti-Shark Repellent Measures
Hilliard Lyons judges shareholders' attempts to undo "poison pills" or other anti-takeover measures and votes on such proposals on a case-by-case basis.

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TENDER OFFERS, MERGERS
     Hilliard Lyons evaluates tender offers for stock holdings, mergers, corporate restructuring (leveraged buyouts, spin-offs, asset sales, liquidations) on a case-by-case basis.

INTERNATIONAL PROXY VOTING
     Hilliard Lyons will vote proxies for international holdings in a prudent manner and in the best interests of its accounts. As noted above, Hilliard Lyons will vote proxies unless positive reasons call for not voting. In evaluating international issues the Committee will consider the costs and benefits to be gained and all relevant
J.J.B. Hilliard, W.L. Lyons, Inc. Proxy Voting Guidelines August 1, 2003
circumstances. The difficulty and expense of voting the proxy in relation to the benefit to the account is a relevant factor.

POTENTIAL CONFLICTS OF INTEREST
Hilliard Lyons is part of The PNC Financial Services Group. In order to avoid potential conflicts of interests between Hilliard Lyons and its affiliates and any clients of Hilliard Lyons, Hilliard Lyons votes in accordance with this predetermined policy, generally in accordance with the recommendations of an independent third party. Hilliard Lyons documents the reasons for any variations from this general policy in order to verify that the variation was not the product of any conflict.

RESPONSIBILITY

The Hilliard Lyons Proxy Voting Committee (the “Committee”) shall have responsibility for updating these policies, identifying potential conflicts, making voting decisions, ensuring that proxies are voted timely and maintaining appropriate records in accordance with applicable law. The Committee may engage a third party to assist it in fulfilling its responsibilities.

DISCLOSURE

Hilliard Lyons will include a summary of these policies in its Form ADV (or an equivalent disclosure brochure) and will provide a copy to clients upon request. A copy of this policy may also be available on the Hilliard Lyons’ website. Hilliard Lyons will also disclose to clients how to obtain voting information in its Form ADV

J.J.B. Hilliard, W.L. Lyons, Inc. Proxy Voting Guidelines August 1, 2003 ADV (or an equivalent disclosure brochure). Copies of votes cast in regard to shares held by mutual fund advised by Hilliard Lyons will be made available to mutual fund shareholders in accordance with SEC regulations.

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PART C: OTHER INFORMATION

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Item 23. Exhibits:

(a)(1)	Registrant’s Agreement and Declaration of Trust dated October 25, 1993, is incorporated by reference to Exhibit a(1) of the Registrant’s Post-Effective Amendment No. 9 as filed with the Securities and Exchange Commission (“SEC”) on November 24, 1998.

(a)(2)	Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993, is incorporated by reference to Exhibit a(2) of the Registrant’s Post-Effective Amendment No. 9 as filed with the SEC on November 24, 1998.

(a)(3)	Certificate of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994, is incorporated by reference to Exhibit a(3) of the Registrant’s Post-Effective Amendment No. 9 as filed with the SEC on November 24, 1998.

(a)(4)	Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997, incorporated by reference to Exhibit 1(d) of the Registrant’s Registration Statement as filed with the SEC on December 16, 1997.

(a)(5)	Amended and Restated Agreement and Declaration of Trust dated October 8, 1998, is incorporated by reference to Exhibit a(5) of the Registrant’s Post-Effective Amendment No. 9 as filed with the SEC on November 24, 1998.

(a)(6)	Certificate of Amendment and Declaration of Trust dated December 10, 1998 is incorporated by reference to Exhibit a(6) of the Registrant’s Post-Effective Amendment No. 10 as filed with the SEC on January 27, 1999.

(a)(7)	Certificate of Amendment to Agreement and Declaration of Trust dated March 24, 2004 is incorporated by reference to Exhibit (a)(7) of the Registrant’s Post-Effective Amendment No. 18 as filed with the SEC on May 3, 2004..

(b)	By-Laws of the Trust are incorporated by reference to Exhibit b of the Registrant’s Post-Effective Amendment No. 9 as filed with the SEC on November 24, 1998.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Registrant and Concentrated Capital Management, LP with respect to the Target Select Equity Fund, is incorporated by reference to the Registrant’s Post-Effective Amendment No. 12 as filed with the SEC on August 9, 2000.

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(d)(2)	Investment Advisory Agreement between the Registrant and Constellation Investment Management Company LP is incorporated by reference to Exhibit (d)(2) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(d)(3)	Sub-Advisory Agreement between Constellation Investment Management Company LP and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(3) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(d)(4)	Sub-Advisory Agreement between Constellation Investment Management Company LP and Clover Capital Management, Inc. is incorporated by reference to Exhibit (d)(4) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(d)(5)	Sub-Advisory Agreement between Constellation Investment Management Company LP and Chartwell Investment Partners is incorporated by reference to Exhibit (d)(5) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(d)(6)	Sub-Advisory Agreement between Constellation Investment Management Company LP and Hilliard-Lyons Asset Management is incorporated by reference to Exhibit (d)(6) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(d)(7)	Amended Schedule A to the Sub-Advisory Agreement between Constellation Investment Management Company LP and Hilliard-Lyons Asset Management is filed herewith.

(d)(8)	Sub-Advisory Agreement between Constellation Investment Management Company LP and Pitcairn Investment Management, to be completed by amendment

(d)(9)	Sub-Advisory Agreement between Constellation Investment Management Company LP and Oechsle International Advisors, LLC, to be completed by amendment.

(d)(10)	Sub-Advisory Agreement between Constellation Investment Management Company LP and The Boston Company Asset Management, LLC, to be completed by amendment.

(d)(11)	Sub-Advisory Agreement between Constellation Investment Management Company LP and Brandywine Asset Management, LLC, to be completed by amendment.

(d)(12)	Sub-Advisory Agreement between Constellation Investment Management Company LP and Sands Capital Management, Inc., to be completed by amendment.

(e)(1)	Underwriting Agreement is incorporated by reference to Exhibit 6(a) of the Registrant’s Post-Effective Amendment No. 3 as filed with the SEC on June 28, 1996.

(e)(2)	Distribution Agreement between the Registrant and Constellation Investment Distributors, Inc., is incorporated by reference to Exhibit (e)(2) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(f)	Not applicable.

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(g)	Custodian Agreement between the Registrant and PFPC Trust Company, is incorporated by reference to Exhibit (g) to the Registrant’s Post-Effective Amendment as filed with the SEC on January 28, 2003.

(h)(1)	Administrative Services Contract, is incorporated by reference to Exhibit 9(a) of the Registrant’s Post-Effective Amendment No. 3 as filed with the SEC on June 28, 1996.

(h)(2)	Services Agreement, is incorporated by reference to Exhibit 9 (b) of the Registrant’s Post-Effective Amendment No. 3 as filed with the SEC on June 28, 1996.

(h)(3)	Administration Agreement between the Registrant and Constellation Investment Management Company LP is incorporated by reference to Exhibit (h)(3) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(h)(4)	Sub-Administration Agreement between the Constellation Investment Management Company and SEI Global Funds is incorporated by reference to Exhibit (h)(4) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(h)(5)	Transfer Agency Agreement between the Registrant and DST Systems, Inc., is incorporated by reference to the Registrant’s Post-Effective Amendment No. 7 as filed with the SEC on October 1, 1998.

(h)(5)	Shareholder Service Plan with respect to the Class A and Class C shares is incorporated by reference to the Registrant’s Post-Effective Amendment No. 12 as filed with the SEC on August 9, 2000.

(h)(6)	Fee Waiver Agreement between the Registrant and Constellation Investment Management Company LP dated March 5, 2004 is incorporated by reference to Exhibit (h)(6) to the Registrant’s Post-Effective Amendment No. 18 as filed with the SEC on May 3, 2004.

(i)	Opinion and Consent of Counsel is incorporated by reference to the Registrant’s Post-Effective Amendment No. 16 as filed with the SEC on January 27, 2004.

(j)(1)	Consent of Independent Auditors (Ernst & Young) is incorporated by reference to Exhibit (j) of the Registrant’s Post-Effective Amendment No. 18 as filed with the SEC on May 3, 2004.

(j)(2)	Consent of Independent Auditors (Deloitte & Touche) is filed herewith.

(j)(3)	Consent of Independent Auditors (PricewaterhouseCoopers LLC) is incorporated by reference to Exhibit (j)(3) of the Registrant’s Post-Effective Amendment No. 19 as filed with the SEC on May 17, 2004.

(k)	Not applicable.

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(l)	Not applicable.

(m)	Distribution Plan with respect to the Class II Shares is incorporated by reference to Exhibit (m) to the Registrant’s Post-Effective Amendment No. 18 as filed with the SEC on May 3, 2004.

(n)	Not applicable.

(o)	Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (o) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(p)(1)	Code of Ethics for the Registrant is incorporated by reference to the Registrant’s Post-Effective Amendment No. 12 as filed with the SEC on August 9, 2000.

(p)(2)

Code of Ethics for Constellation Investment Management Company LP is incorporated by reference to Exhibit (p)(2) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(p)(3)	Code of Ethics for Turner Investment Partners, Inc. is incorporated by reference to Exhibit (p)(3) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(p)(4)	Code of Ethics for Clover Capital Management, Inc. is incorporated by reference to Exhibit (p)(4) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(p)(5)	Code of Ethics for Chartwell Investment Partners is incorporated by reference to Exhibit (p)(5) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(p)(6)	Code of Ethics for Constellation Investment Distributors, Inc., is incorporated by reference to Exhibit (p)(6) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(p)(7)	Code of Ethics for Hilliard-Lyons Asset Management is incorporated by reference to Exhibit (p)(7) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(p)(8)	Code of Ethics for Pitcairn Investment Management, to be completed by amendment.

(p)(9)	Code of Ethics for Oeschle International Advisors, LLC, to be completed by amendment.

(p)(10)	Code of Ethics for The Boston Company Asset Management, LLC, to be completed by amendment.

(p)(11)	Code of Ethics for Brandywine Asset Management, LLC, to be completed by amendment.

(p)(12)	Code of Ethics for Sands Capital Management, to be completed by amendment.

(q)(1)	Powers of Attorney for Alfred C. Salvato, Ronald W. Filante, John H. Grady and Peter Golden is incorporated by reference to Exhibit (q) to the Registrant’s Post-Effective Amendment No. 17 as filed with the SEC on February 5, 2004.

(q)(2)	Power of Attorney for Janet F. Sansone, is filed herewith.

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Item 24. Persons Controlled by or Under Common Control with Registrant:

          See the Prospectus and the Statement of Additional Information regarding the Registrant’s control relationships.

Item 25. Indemnification:

          Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

          Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

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Item 26. Business and Other Connections of Investment Adviser:

ADVISERS

Constellation Investment Management Company LP

Constellation Investment Management Company LP (“CIMCO”) is investment adviser for the Target Select Equity Fund, Large Cap Growth Opportunities Fund, Financial Services Fund, Tax Managed U.S. Equity Fund, Small Cap Value Opportunities Fund, Small Cap Equity Fund, Large Cap Value Fund, Midcap Value Fund, Small Cap Value Fund, Core Fixed Income Fund, Ultra Short Duration Fixed Income Fund, Short Duration Fixed Income Fund, High Yield Fund, Strategic Value and High Income Fund, Pitcairn Diversified Value, Pitcairn Select Value, Pitcairn Diversified Growth, Pitcairn Small Cap, Pitcairn Family Heritage®, Pitcairn Taxable Bond, Pitcairn Tax-Exempt Bond and HLAM Quality Growth Funds. The principal address for CIMCO is 1205 Westlakes Drive, Suite 280, Berwyn, PA 19312. CIMCO is an investment adviser registered under the Advisers Act.

Name and Position With Company	Other Company	Position With Other Company

Gregory J. Berlacher Owner, President	Emerging Growth Equities, Ltd.	CEO

Mark D. Turner Owner of Turner Investment Partners, Inc.	Turner Investment Partners, Inc.	Vice Chairman, Senior Portfolio Manager

Robert E. Turner, Jr. Owner of Turner Investment Partners, Inc.	Turner Investment Partners, Inc.	Chairman, Chief Investment Officer- Growth Equities

Stephen J. Kneeley Owner of Turner Investment Partners, Inc.	Turner Investment Partners, Inc.	President

Peter James Moran, III Managing Director	Turner Investment Partners, Inc.	Director of Intermediary and Mutual Funds

Edward G. Clark Limited Partner	—

Stephen C. Marcus Limited Partner	Emerging Growth Equities, Ltd.	Chairman

Turner Investment Partners, Inc.

Turner Investment Partners, Inc. (“Turner”) is the investment sub-adviser for the Target Select Equity Fund, Large Cap Growth Opportunities Fund, Financial Services Fund, Tax Managed U.S. Equity Fund, Small Cap Value Opportunities Fund and Small Cap Equity Fund. The principal address of Turner is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. Turner is an investment adviser registered under the Advisers Act.

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Name and Position With Company	Other Company	Position With Other Company

Stephen J. Kneeley President	Turner Investment Distributors, Inc. Westlakes Institutional Portfolios Turner Funds ACP Strategic Opportunities Fund II, LLC ACP Continuum Return Fund II, LLC Turner Investment Management, LLC	Director President President President President Managing Member &Chairman

John H. Grady, Jr., General Counsel – Chief Legal Officer; Secretary	Turner Investment Distributors, Inc.	President & General Counsel
	Ascendant Capital Partners, LLC	Managing Member & Chairman
	ACP Strategic Opportunities Fund II, LLC	Executive Vice President & Chief Operating Officer
	ACP Continuum Return Fund II, LLC	Executive Vice President & Chief Operating Officer
	Turner Investment Management, LLC	Managing Member & Chief Operating Officer
	Westlakes Institutional Portfolios	Executive Vice President & Chief Operating Officer
	Turner Funds	Executive Vice President

Michael R. Thompson Marketing Director, Assistant Secretary	—	—

Thomas R. Trala CFO, Treasurer	Turner Investment Distributors, Inc.	Chief Financial Officer
	Ascendant Capital Partners, Inc.	Managing Member & Chief Financial Officer
	ACP Strategic Opportunities Fund II, LLC	Treasurer & Chief Financial Officer
	ACP Continuum Return Fund II, LLC	Treasurer & Chief Financial Officer
	Turner Investment Management, LLC	Managing Member & Treasurer
	Westlakes Institutional Portfolios	Treasurer & Chief Financial Officer

Mark D. Turner Vice Chairman, Senior Portfolio Manager	None	None

Robert E. Turner, Jr. Chairman, Chief Investment Officer – Growth Equities	Episcopal Academy Merion, PA	Trustee
	Bradley University Peoria, IL	Trustee
	Turner Funds	Trustee
	Westlakes Institutional Portfolios	Trustee
	ACP Strategic Opportunities Fund II, LLC	Director
	ACP Continuum Return Fund II, LLC	Director

Roger Early Chief Investment Officer – Fixed Income	None	None

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Clover Capital Management, Inc.

Clover Capital Management, Inc. (“Clover”) is the investment sub-adviser for the Large Cap Value, Core Value, Small Cap Value and Core Fixed Income Funds. The principal address of Clover is 11 Tobey Village Office Park, Pittsford, NY 14534. Clover is an investment adviser registered under the Advisors Act.

Name and Position With Company	Other Company	Connection With Other Company

James G. Gould Director & President	WealthNet LLC	President, Director

Richard J. Huxley Director of Fixed Income	None	None

Geoffrey H. Rosenberger Managing Director, Exec VP, Treasurer & Secretary	None	None

Stephen Carl Chief Operating Officer and General Counsel	None	None

Chartwell Investment Partners

Chartwell Investment Partners (“Chartwell”) is the investment sub-adviser for the Ultra Short Duration Fixed Income Fund, Short Duration Fixed Income Fund and High Yield Fund. The principal address of Chartwell is 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312 Chartwell is an investment adviser registered under the Advisors Act.

Name and Position With Company	Other Company	Connection With Other Company

Michael J. McCloskey Managing Partner, Director of Client Services & Marketing

Kevin A. Melich Managing Partner/Portfolio Manager

Bernard P. Schaffer Managing Partner/Portfolio Manager

Edward N. Antoian Managing Partner/Portfolio Manager	Zeke, L.P.	General Partner

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Name and Position With Company	Other Company	Connection With Other Company

Timothy J. Riddle Managing Partner/Chief Operating Officer

David C. Dalrymple Managing Partner/Portfolio Manager

Winthrop S. Jessup Managing Partner, President

Harold A. Ofstie Managing Partner/Portfolio Manager

Michael D. Jones Managing Partner/Portfolio Manager

Leslie M. Varrelman Partner, Director of Fixed Income

Michael T. Kennedy	Bobcat Partners	Indirect Limited Partner

John P. McNiff	Bobcat Partners	Indirect Limited Partner

George H. Burwell Partner, Portolio Manager

G. Gregory Hagar Partner, CFO

Bobcat Partners	Maverick Partners	General Partner

Michael J. Nalevanko Partner, Head Trader

Babak Zenouzi Partner, Portfolio Manager

Maria E. Pollack Partner, Director of Client Administration

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Hilliard-Lyons Asset Management

Hilliard-Lyons Asset Management (“HLAM”) serves as sub-adviser for the Constellation HLAM Large Cap Value Fund and the Constellation HLAM Large Cap Quality Growth Fund. The principal business address for HLAM is Hilliard Lyons Center, 501 South Fourth Street, Louisville, KY 40202. HLAM is a registered investment adviser under the Advisers Act.

Name and Position With Company	Other Company	Connection With Other Company

James M. Rodgers Executive Vice President, Chief Operating Officer and Director

James R. Allen Chairman and Chief Executive Officer

Thomas K. Whitford Director, Executive Vice President and Chief Risk Officer

Raul J. Moretti Executive Vice President and Chief Financial Officer

Kenneth L. Wagner Senior Vice President and Secretary

William S. Demchak Director, Vice Chairman and Chief Finance Officer	Black Rock, Inc.	Director

Joseph C. Guyaux Director, President	DQE	Director

Joan L. Gulley Director, Chief Executive Officer

John R. Bugh Executive Vice President and Director of Branch Administration

Carmella R. Miller Director, Executive Vice President, and Chief Administrative Officer

Michael N. Harreld Director, Regional President

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Item 27

Not applicable

Item 28. Location of Accounts and Records.

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

          PFPC Trust Company
          8800 Tinicum Blvd, 3rd Flr
          Philadelphia, PA 19153

          Philadelphia, Pennsylvania 19101

     (b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant’s Administrator: and Sub-Administrator

Turner Investment Partners, Inc. 1205 Westlakes Drive, Suite 100 Berwyn, Pennsylvania 19312

SEI Investments Mutual Funds Services One Freedom Valley Drive Oaks, Pennsylvania, 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Advisers:

Turner Investment Partners, Inc. 1205 Westlakes Drive, Suite 100 Berwyn, Pennsylvania 19312

Constellation Investment Management Company LP 1205 Westlakes Drive, Suite 280 Berwyn, Pennsylvania 19312

Clover Capital Management, Inc.
11 Tobey Village Office Park
Pittsford, NY 14534

Chartwell Investment Partners
1235 Westlakes Drive Suite 400
Berwyn, PA 19312

Pitcairn Investment Management
One Pitcairn Place, Suite 3000
165 Township Line Road,
Jenkintown, PA 19046

Oechsle International Advisors, LLC
One International Place, 23rd Floor
Boston, MA 02110

The Boston Company Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Brandywine Asset Management, LLC
3 Christiana Centre, Suite 1200
201 N. Walnut St
Wilmington, DE 19801

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Sands Capital Management, Inc.
1100 Wilson Blvd, Suite 3050
Arlington, VA 22209

Hilliard Lyons Asset Management
Hilliard Lyons Center
501 South Fourth Street
Louisville, KY 40202

Item 29. Management Services: None

Item 30. Undertakings: None

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 20 to Registration Statement No. 33-70958 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 20th day of July, 2004.

CONSTELLATION FUNDS
By:	/s/ John H. Grady
John H. Grady President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

*	Trustee	July 20, 2004
Alfred C. Salvato

*	Trustee	July 20, 2004
Ronald W. Filante

*	Trustee	July 20, 2004
Janet F. Sansone

/s/ John H. Grady	Trustee and	July 20, 2004
John H. Grady	President

*	Controller and	July 20, 2004
Peter Golden	Chief Financial Officer

* By:	/s/ John H. Grady John H. Grady Attorney-in-Fact (Pursuant to Power of Attorney

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EXHIBIT INDEX

Name	Exhibit Number

Amended Schedule A to the Sub-Advisory Agreement between Constellation Investment Management Company LP and Hilliard-Lyons Asset Management.	EX-99.B(d)(7)

Consent of Independent Auditors (Deloitte & Touche)	EX-99.B(j)(2)